PROVISIONS FOR ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2020
PROVISIONS FOR ONEROUS CONTRACTS
PROVISIONS FOR ONEROUS CONTRACTS

NOTE 30 – PROVISIONS FOR ONEROUS CONTRACTS

	Balance as of			Balance as of
	12/31/2019	Constitutions	Reversals	12/31/2020
Generation
Jirau	39,150	124,871	(34,349)	129,672
Funil	222,881	13,925	(11,079)	225,727
CoaracyNunes	99,757	36,283	(36,538)	99,502
	361,788	175,079	(81,966)	454,901
Transmission
LTEunápolis-T. Freitas	4,059	—	(4,059)	—
	4,059	—	(4,059)	—

Total	365,847	175,079	(86,025)	454,901

	12/31/2020	12/31/2019
Current Liabilities	40,196	3,913
Non-current Liabilities	414,705	361,934
Total	454,901	365,847

	Balance as of				Balance as of
	12/31/2018	Constitutions	Reversals	Write-Offs	12/31/2019
Generation
Jirau	30,701	8,449	—	—	39,150
Funil (a)	248,520	—	(25,639)	—	222,881
Coaracy Nunes	101,738	3,542	(5,523)	—	99,757
UTE Santa Cruz (b)	159,832	—	(159,832)	—	—
	540,791	11,991	(190,994)	—	361,788
Transmission
LT Recife II - Suape II (c)	50,197	—	—	(50,197)	—
LT Camaçari IV - Sapeaçu (c)	124,104	—	—	(124,104)	—
LT Funil-Itapebi (c)	6,227	—	—	(6,227)	—
LT Eunápolis - T. Freitas (a)	4,059	—	—	—	4,059
	184,587	—	—	(180,528)	4,059
	725,378	11,991	(190,994)	(180,528)	365,847

	12/31/2019	12/31/2018
Total Current Assets	3,913	9,436
Total Non-current Assets	361,934	715,942
Total	365,847	725,378

	Balance as of			Balance as of
	12/31/2017	Constitutions	Reversals	12/31/2018
Generation
Jirau	—	30,701	—	30,701
Funil	126,861	293,505	(171,846)	248,520
Coaracy Nunes	232,052	—	(130,314)	101,738
Angra 3	1,388,843	—	(1,388,843)	—
UTE Santa Cruz	32,258	318,565	(190,991)	159,832
Others	114,626	45,556	(160,182)	—
	1,894,640	657,626	(2,011,475)	540,791
Transmission
LT Recife II - Suape II	50,197	—	—	50,197
LT Camaçari IV - Sapeaçu	124,104	—	—	124,104
Others	10,286	—	—	10,286
	184,587	—	—	184,587

	2,079,227	657,626	(2,011,475)	725,378

	12/31/2018	12/31/2017
Total Current Assets	9,436	12,048
Total Non-current Assets	715,942	2,067,179
Total	725,378	2,079,227

Accounting policy

Present obligations resulting from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs of meeting its obligations exceed the economic benefits that are expected to be received over time.